Research and Development	12 Months Ended
Dec. 31, 2022
Research and Development
Research and Development

(25) Research and Development

In 2022, research expenses mainly related to Innovate proprietary R&D projects of k€ 62,100 (31 December 2021: k€ 64,064; 31 December 2020: k€ 55,992) and research activities of Execute reporting segment of k€ 2,345 (31 December 2021: k€ 2,528; 31 December 2020: k€ 3,636). The overheads consist mainly of patent costs and personnel overheads, amounting to k€ 12,198 (31 December 2021: k€ 8,136; 31 December 2020: k€ 9,341). The increase in R&D costs compared to the 2021 and 2020 financial year is mainly due to platform R&D initiatives. Research and Development costs include amortisation of intangible assets and depreciation of property, plant, and equipment of k€ 471 (31 December 2021: k€ 1,042; 31 December 2020: k€ 789).